Income Taxes - Reconciliation of Accounting Profit Multipled by Applicable Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Applicable tax rate	26.50%	26.50%	26.50%
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss from continuing operations before tax	$ (1,627,492)	$ (1,348,894)	$ (52,489)
Expected expense / (recovery) at the Company's Canadian tax rate 26.5%	(431,285)	(357,205)	(13,909)
Effect of tax rates outside of Canada	279,213	261,981	(15,952)
Change in tax rates during the period	0	(7,376)	(23,289)
Non-deductible and non-taxable items	12,241	23,193	4,742
Capitalized expenditures	0	178	9,279
Change in deferred income tax assets not recognized	99,297	42,511	13,800
Other items	3,777	1,917	2,265
Provision for (recovery of) income taxes	$ (36,757)	$ (34,801)	$ (23,064)